Annual Operating Expenses {- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-16 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
	Oct. 01, 2021
Operating Expenses:
Management fees	0.25%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.25%	[1]

[1]	1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.